Segment Reporting, including Geographic Area Data and Major Customers - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Operating income	$ 573,382	$ 534,107	$ 431,640
Share-based compensation	43,728	41,549	30,790
TransFirst and NetSpend M&A and integration expenses1	28,176		3,217
Litigation Settlement, Amount	21,719
Acquisition intangible amortization	189,990	92,521	96,970
Adjusted operating income (non-GAAP) (b)	856,995	668,177	562,617
Total revenues	4,170,077	2,779,541	2,446,877
Less: reimbursable items	259,543	280,192	253,899
Revenues before reimbursable items	3,910,534	2,499,349	2,192,978
Less: interchange and assessments expenses	868,658
Net revenue (non-GAAP) (h)	3,041,876	2,499,349	2,192,978
North America Services
Segment Reporting Information [Line Items]
Total revenues	1,349,865	1,305,999	1,102,316
Net revenue (non-GAAP) (h)	1,174,304	1,118,332	936,957
International Services
Segment Reporting Information [Line Items]
Total revenues	330,898	344,030	352,196
Net revenue (non-GAAP) (h)	308,552	326,834	338,126
Merchant Services
Segment Reporting Information [Line Items]
Total revenues	1,828,469	549,135	509,679
Net revenue (non-GAAP) (h)	898,175	473,806	435,209
Netspend
Segment Reporting Information [Line Items]
Total revenues	660,845	580,377	482,686
Net revenue (non-GAAP) (h)	660,845	580,377	482,686
Segment External
Segment Reporting Information [Line Items]
Net revenue (non-GAAP) (h)	3,041,876	2,499,349	2,192,978
Operating Segments
Segment Reporting Information [Line Items]
Revenues before reimbursable items	3,950,414	2,532,830	2,214,202
Net revenue (non-GAAP) (h)	$ 3,081,756	$ 2,532,830	$ 2,214,202
Operating margin	13.80%	19.20%	17.60%
Operating margin on net revenue	28.20%	26.70%	25.70%
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Adjusted operating income (non-GAAP) (b)	$ 468,251	$ 429,064	$ 351,512
Revenues before reimbursable items	1,206,013	1,147,254	954,082
Net revenue (non-GAAP) (h)	$ 1,206,013	$ 1,147,254	$ 954,082
Operating margin on net revenue	38.80%	37.40%	36.80%
Operating Segments | International Services
Segment Reporting Information [Line Items]
Adjusted operating income (non-GAAP) (b)	$ 56,774	$ 60,087	$ 55,123
Revenues before reimbursable items	313,631	331,159	341,785
Net revenue (non-GAAP) (h)	$ 313,631	$ 331,159	$ 341,785
Operating margin on net revenue	18.10%	18.10%	16.10%
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Adjusted operating income (non-GAAP) (b)	$ 307,595	$ 150,225	$ 134,872
Revenues before reimbursable items	1,767,191	474,040	435,649
Net revenue (non-GAAP) (h)	$ 898,533	$ 474,040	$ 435,649
Operating margin on net revenue	34.20%	31.70%	31.00%
Operating Segments | Netspend
Segment Reporting Information [Line Items]
Adjusted operating income (non-GAAP) (b)	$ 160,371	$ 137,837	$ 128,285
Revenues before reimbursable items	663,579	580,377	482,686
Net revenue (non-GAAP) (h)	$ 663,579	$ 580,377	$ 482,686
Operating margin on net revenue	24.20%	23.70%	26.60%
Operating Segments | Corporate Administration
Segment Reporting Information [Line Items]
Adjusted operating income (non-GAAP) (b)	$ (135,996)	$ (109,036)	$ (107,175)
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	39,880	33,481	21,224
Net revenue (non-GAAP) (h)	$ 39,880	$ 33,481	$ 21,224